| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - | | and 9 Copies | | Expires: |
| | | | | Estimated average burden hours per response: 2.00 |

91-1559

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
**FORM 19b-4(e)**

RECEIVED
APR 0 4 2007

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:

**Investment Company Units**

07051149

4. Name of Underlying Instrument:

**BIR Leaders Small-Cap Core Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**BES**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**New York Stock Exchange, Nasdaq Stock Market, American Stock Exchange**

PROCESSED
APR 2 3 2007
THOMSON FINANCIAL

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Mary Yeager**

Title:

**Corporate Secretary**

Telephone Number:

**(212) 656-2062**

Manual Signature of Official Responsible for Form:

**April 3, 2007**

SEC 2449 (1/99)

| | |
|---|---|
| ~~Act~~ | ~~Securities Exchange Act of 1934~~ |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | April 4, 2007 |

**Mary Yeager**
*Corporate Secretary*

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE Arca

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
APR 0 4 2007
DIVISION OF MARKET REGULATION

**Via Overnight Mail**

April 3, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – Claymore Exchange-Traded Fund Trust**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:.

- Claymore Exchange-Traded Fund Trust, Claymore/BIR Leaders Mid-Cap Value ETF (Ticker Symbol BMV);
- Claymore Exchange-Traded Fund Trust, Claymore/BIR Leaders 50 ETF (Ticker Symbol BST);
- Claymore Exchange-Traded Fund Trust, Claymore/Zachs Mid-Cap Core ETF (Ticker Symbol CZA);
- Claymore Exchange-Traded Fund Trust, Claymore/Zachs Growth & Income Index ETF (Ticker Symbol CZG);
- Claymore Exchange-Traded Fund Trust, Claymore/Ocean Tomo Growth Index ETF (Ticker Symbol OTR);
- Claymore Exchange-Traded Fund Trust, Claymore/BIR Leaders Small-Cap Core ETF (Ticker Symbol BES); and
- Claymore Exchange-Traded Fund Trust, Claymore/Great Companies Large-Cap Growth Index ETF (Ticker Symbol XGC).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Arca, Inc.)

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | April 4, 2007 |

END